Statement of Additional Information Supplement dated August 31, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Basic Value Fund	Invesco V.I. High Yield Fund
Invesco V.I. Capital Appreciation Fund	Invesco V.I. International Growth Fund
Invesco V.I. Capital Development Fund	Invesco V.I. Leisure Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Diversified Income Fund	Invesco V.I. Money Market Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Technology Fund
Invesco V.I. Government Securities Fund	Invesco V.I. Utilities Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. International Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2010 (except as noted):

		Other Registered		Other Pooled Investment		Other Accounts
	Dollar	Investment Companies Managed		Vehicles Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco V.I International Growth Fund
Shuxin Cao	None[2]	19	$13,457.1	2	$279.0	4,924	[3]	$2,056.3	[3]
Matthew Dennis	None[2]	16	$9,958.5	6	$311.6	4,923	[3]	$1,901.7	[3]
Jason Holzer	None[2]	18	$11,219.8	11	$3,427.3	4,924	[3]	$2,056.3	[3]
Mark Jason[4]	None	2	$3,342.4	None	None	None		None
Clas Olsson	None[2]	17	$10,198.7	11	$3,427.3	4,924	[3]	$2,056.3	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Pattern Fund) as of the most recent fiscal year end of the Pattern Fund.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

4	Mr. Jason commenced serving as a Portfolio Manager of Invesco V.I. International Growth Fund on August 31, 2011. Information has been provided for Mr. Jason as of July 31, 2011.”

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